Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net
Accounts receivable		¥ 337,817	¥ 459,950
Less: Allowance for doubtful accounts		(146,518)	(61,981)	¥ (45,449)
Accounts receivable, net	$ 27,477	¥ 191,299	¥ 397,969